Shareholder Report, Average Annual Return (Details)		7 Months Ended	12 Months Ended	13 Months Ended		46 Months Ended
		Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026		Apr. 30, 2026
C000258187 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Polen Floating Rate Income ETF
Average Annual Return, Percent			4.05%			7.49%	[1]
C000258188 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Polen High Income ETF
Average Annual Return, Percent			6.69%	5.92%	[2]
C000261175 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Polen Focus Growth ETF
Average Annual Return, Percent	[3]	(11.23%)
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Index
Average Annual Return, Percent			4.05% [4]	4.89%	[5]	3.49%	[4],[6]
Bloomberg U S Universal C000258188 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Index
Average Annual Return, Percent			4.59%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	[7]	8.51%
Morningstar LSTA U S Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return, Percent	[4]		6.22%			8.55%	[6]
ICE BofA U S High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. High Yield Index
Average Annual Return, Percent			7.66%	7.76%	[5]
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
Average Annual Return, Percent	[7]	2.09%

[1]
On March 21, 2025, the Fund acquired the assets and liabilities, and assumed the NAV, performance, financial and other historical information of the Polen Bank Loan Fund (the “Predecessor Fund”), an open-end mutual fund. The Fund’s performance prior to March 21, 2025 is linked to the Predecessor Fund’s Institutional Class. The Predecessor Fund commenced operations on June 30, 2022.

[2]	The Polen High Income ETF commenced operations on March 25, 2025.
[3]	The Polen Focus Growth ETF commenced operations on September 30, 2025.
[4]
The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield. The Morningstar LSTA US Leveraged Loan Index is a broad, unmanaged high yield index composed of loans that meet the following inclusion rules; senior secured, minimum initial term of one year, initial minimum spread of Base Rate+125 basis points at inception, minimum size of $50 million, and U.S. dollar-denominated.

[5]	Benchmark performance is from the commencement date of the Fund only and is not the commencement date of the benchmark itself.
[6]	Benchmark performance is from the commencement date of the Fund only and is not the commencement date of the benchmark itself.
[7]	Benchmark performance is from the commencement date of the Fund only and is not the commencement date of the benchmark itself.